UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2015

Eaton Vance

High Yield Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	–1.33%	6.47%	6.89%	3.74%
Class A with 4.75% Maximum Sales Charge	—	—	–6.02	1.37	5.87	3.24
Class B at NAV	08/07/1995	08/07/1995	–1.71	5.69	6.11	2.98
Class B with 5% Maximum Sales Charge	—	—	–6.54	0.69	5.79	2.98
Class C at NAV	06/18/1997	08/07/1995	–1.61	5.73	6.10	2.98
Class C with 1% Maximum Sales Charge	—	—	–2.57	4.73	6.10	2.98
Class I at NAV	05/09/2007	08/07/1995	–1.10	6.73	7.15	3.96
Barclays Municipal Bond Index	—	—	–0.92%	3.56%	4.39%	4.57%
Barclays High Yield Long (22+) Municipal Bond Index	—	—	–4.98	2.66	7.50	4.74

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.89%	1.64%	1.64%	0.64%
Net			0.83	1.58	1.58	0.58

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.35%	3.59%	3.59%	4.60%
Taxable-Equivalent Distribution Rate			7.69	6.34	6.34	8.13
SEC 30-day Yield			3.13	2.54	2.54	3.53
Taxable-Equivalent SEC 30-day Yield			5.53	4.49	4.49	6.24

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						7.84%

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax- exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential.

As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax- equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective July 31, 2015, the Fund is managed by Cynthia J. Clemson.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$986.70	$4.19	0.85%
Class B	$1,000.00	$982.90	$7.87	1.60%
Class C	$1,000.00	$983.90	$7.87	1.60%
Class I	$1,000.00	$989.00	$2.96	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26	0.85%
Class B	$1,000.00	$1,016.90	$8.00	1.60%
Class C	$1,000.00	$1,016.90	$8.00	1.60%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.1%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$567	$512,696

		$512,696

Education — 5.1%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,674,405
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,264,240
New Jersey Institute of Technology, 5.00%, 7/1/42	2,000	2,193,120
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,328,500
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,570,827
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	559,295
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32	975	1,085,555
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,111,670
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,109,080
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,102,230
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,116,640
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,103,940
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,097,120
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,180,720
University of California, 5.00%, 5/15/38(1)(2)	10,000	11,298,000
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,763,592

		$49,558,934

Electric Utilities — 3.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,895	$4,189,501
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,374,398
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	833,448
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,780	5,832,136
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	5,942,378

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	$1,520	$1,574,294
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	230,973
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	10,000	11,126,300
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	605	667,853

		$37,771,281

Escrowed / Prerefunded — 0.3%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,982,000
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	270	313,141

		$3,295,141

General Obligations — 7.1%
Berkley School District, MI, 5.00%, 5/1/34	$2,350	$2,649,296
California, 5.00%, 12/1/31	5,000	5,800,250
California, 5.00%, 9/1/32	14,255	16,420,192
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	704,191
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	776,145
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 5.00%, (0.00% until 6/15/16), 6/15/33	2,115	2,335,531
Illinois, 5.00%, 5/1/35	3,500	3,551,765
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/34	1,700	1,884,467
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/35	1,850	2,049,319
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	6,490	3,447,748
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	3,000	1,502,940
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	7,216,646
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	1,996,170
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,111,460
Washington, 5.25%, 2/1/36(1)	10,000	11,595,500
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,462,008

		$69,503,628

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.8%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,165	$1,165,140
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(3)	358	358,426
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	333	334,937
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(3)	280	281,681
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(3)	52	52,625
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(3)	119	119,604
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(3)	330	331,306
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(3)	139	139,109
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(3)	277	277,861
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(3)	83	84,044
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(3)	184	184,805
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(3)	152	153,565
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,950	4,050,330

		$7,533,433

Hospital — 14.5%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,393,314
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	267,658
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	585,794
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	529,385

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	$2,000	$2,160,700
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,710,979
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,815,834
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,335,510
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40(4)	6,555	7,276,640
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,684,460
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,152,564
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,757,411
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/40	9,025	9,128,065
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,347,093
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,228,517
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,552,557
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,920,798
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	4,500	4,521,465
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,835,825
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	8,086,275
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	1,200	1,251,060
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,521,441
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,187,000
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,782,599
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	7,395	7,585,865
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,636,175
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,919,812
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,487,112

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	$2,950	$2,998,203
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,343,341
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,792,444
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,716,678
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	7,000	7,954,310
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,876,055
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,000	5,132,300
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,741,725

		$142,216,964

Housing — 2.1%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,533,760
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	791,543
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,309,788
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,405	1,409,552
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	370	371,273
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,024,044
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,584,840
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	847,832
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,043,570
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	860	688,034
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	2,000	1,600,080

		$20,204,316

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 9.6%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$10,157,212
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,457,029
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,620,603
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	803,988
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	935	934,850
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	8,888,250
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(3)	2,175	2,251,625
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,633,055
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,990	1,989,781
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	405	408,823
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	8,875	8,981,589
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(3)	3,745	3,828,326
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,016,120
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,254,219
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	1,285	1,291,566
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,022,116
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,831,312
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	862,349
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,436,245
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,116,615
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	5,236,909
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,828,968

		$93,851,550

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 3.3%
Chicago, IL, (AGM), 5.25%, 1/1/31	$4,000	$4,233,960
Detroit, MI, (AGC), 5.00%, 4/1/20	397	416,759
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,232,160
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/31	3,175	3,435,286
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/32	1,215	1,310,074
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/33	1,405	1,513,888
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 7/1/34	2,810	3,021,509
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	2,163	2,272,009
New Haven, CT, (AGM), 5.00%, 8/1/29	670	750,313
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	12,855	13,372,542

		$32,558,500

Insured – Industrial Development Revenue — 1.1%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,536,461
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,458,125

		$10,994,586

Insured – Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$5,206,365
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	6,530,388
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	5,564,500
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,542,698

		$19,843,951

Insured – Special Tax Revenue — 2.0%
Alabaster, AL, City Board of Education, (AGM), 5.00%, 9/1/39	$3,955	$4,393,570
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	15,242,835

		$19,636,405

Insured – Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$4,225	$4,453,953

		$4,453,953

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 5.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,689,945
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	732,310
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,514,687
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,751,150
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,237,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,329,951
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,515,496
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,948,840
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,171,300
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,303,755
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,802,448
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,667,302
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	5,093,541

		$50,757,725

Insured – Water and Sewer — 0.9%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,758,834
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,254,900
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,163,225
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,527,910
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,193,740

		$8,898,609

Lease Revenue / Certificates of Participation — 1.6%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(1)	$10,875	$12,589,335
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,826,630

		$15,415,965

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$820	$772,440

		$772,440

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 8.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$115,145
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,420,749
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	1,943,313
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,319,222
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,483,939
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	812,210
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,556,125
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(3)	6,000	6,094,740
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	10,000	10,096,200
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)(2)	10,000	11,332,000
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(3)	14,000	9,110,080
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	530	517,518
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,248,350
Seminole Tribe, FL, 5.25%, 10/1/27(3)	9,000	9,471,690
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,186,941
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,012,204
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	7,760	7,868,330

		$78,588,756

Senior Living / Life Care — 10.0%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$933,822
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,257,201
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	1,575	1,597,333
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	6,000	6,001,380
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,235,450
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,386,363

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$315	$354,800
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	759,427
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	561,818
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	515,539
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,033,070
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,353,497
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,253,080
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,555	2,596,493
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(3)	1,180	1,180,909
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	1,085	1,089,709
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	1,560	1,527,490
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	507,455
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	782,108
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,530,105
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,700,975
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,931,530
New Jersey Economic Development Authority, (Lions Gate Project), 4.875%, 1/1/29	2,300	2,379,350
New Jersey Economic Development Authority, (Lions Gate Project), 5.00%, 1/1/34	2,000	2,066,520
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,374,076
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(6)	3,475	346,736
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(6)	7,315	729,891
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	475	520,467
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,354,303
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	5,700	6,557,622
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	782,335

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	$3,000	$3,427,860
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,525
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,241,599
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,512,853
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,550	1,641,636
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,831,760
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	486,549
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,495,892
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,278,674
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,268,971
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	1,880,680
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,144,198
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	558,530
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,610,725
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,093,809

		$98,205,115

Special Tax Revenue — 3.3%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,574,630
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,165	1,164,953
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,416	5,416,758
Irvine, CA, Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/39	2,000	2,124,900
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	665,064
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	520	521,378
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,360	1,329,495
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	1,085	1,066,533
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	1,005	10

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Poinciana West Community Development District, FL, 6.00%, 5/1/37	$2,225	$2,267,542
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,855	2,797,757
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,687,845
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	1,000	1,118,740
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	501,584
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,288	1,247,678
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	950	837,169
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(6)	3,650	693,537
University Square Community Development District, FL, 5.875%, 5/1/38	1,745	1,764,003

		$32,779,576

Student Loan — 0.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,626,146
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,804,152

		$7,430,298

Transportation — 16.3%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/23	$2,290	$2,662,285
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/24	2,445	2,855,271
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	565	645,620
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,829,765
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,379,470
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,673,150
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,038,380
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,257,108
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,332,922
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	563,607

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	$500	$231,450
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	495,397
Metropolitan Transportation Authority, NY, 5.25%, 11/15/28(7)	5,595	6,722,001
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,488,950
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,252,110
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,418,400
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,467,600
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,214,880
New Orleans, LA, Aviation Board, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,196,740
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	524,619
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	10,000	11,795,500
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,981,688
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,851,790
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	600,415
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,198,755
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	12,080	12,441,796
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	10,000	10,522,700
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,519,460
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,967,422
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,478,385
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,947,220
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	3,027,743
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,602,800
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,391,819
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,402,662
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,367,079
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,009,415

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/15/36	$5,000	$1,956,050
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,122,449

		$159,434,873

Water and Sewer — 2.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,365,844
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,583,107
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,799,540
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,030,444
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	1,975,904

		$24,754,839

Total Tax-Exempt Municipal Securities — 101.1% (identified cost $949,751,998)		$988,973,534

Taxable Municipal Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(8)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(9)	$11	$10,893

		$10,893

Electric Utilities — 0.8%
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	$7,500	$7,293,675

		$7,293,675

General Obligations — 0.7%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,187,800
Chicago, IL, 7.75%, 1/1/42	2,060	2,035,548

		$7,223,348

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,572,660

		$11,572,660

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.6%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$6,339	$6,094,605

		$6,094,605

Total Taxable Municipal Securities — 3.3% (identified cost $30,876,099)		$32,195,181

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value

Education — 0.3%
Northwestern University, 3.688%, 12/1/38	$3,250	$3,215,989

		$3,215,989

Hospital — 0.9%
AHS Hospital Corp., 5.024%, 7/1/45	$5,320	$5,465,763
Dignity Health, 3.812%, 11/1/24	2,870	2,975,214

		$8,440,977

Total Corporate Bonds & Notes — 1.2% (identified cost $11,440,000)		$11,656,966

Total Investments — 105.6% (identified cost $992,068,097)		$1,032,825,681

Other Assets, Less Liabilities — (5.6)%		$(55,109,160)

Net Assets — 100.0%		$977,716,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.4%
New York	14.8%
California	11.2%
Others, representing less than 10% individually	63.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 14.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $11,425,500.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $79,276,085 or 8.1% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	When-issued security.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2015
Investments, at value (identified cost, $992,068,097)	$1,032,825,681
Cash	18,977,554
Restricted cash*	750,000
Interest receivable	10,779,980
Receivable for investments sold	6,519,383
Receivable for Fund shares sold	3,732,288
Total assets	$1,073,584,886

Liabilities
Payable for floating rate notes issued	$83,165,000
Payable for when-issued securities	6,675,898
Payable for variation margin on open financial futures contracts	191,415
Payable for Fund shares redeemed	4,370,119
Distributions payable	629,353
Payable to affiliates:
Investment adviser fee	377,282
Distribution and service fees	245,572
Interest expense and fees payable	115,004
Accrued expenses	98,722
Total liabilities	$95,868,365
Net Assets	$977,716,521

Sources of Net Assets
Paid-in capital	$1,171,894,303
Accumulated net realized loss	(236,870,760)
Accumulated undistributed net investment income	2,102,334
Net unrealized appreciation	40,590,644
Net Assets	$977,716,521

Class A Shares
Net Assets	$409,506,481
Shares Outstanding	46,976,450
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.72
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.15

Class B Shares
Net Assets	$3,664,590
Shares Outstanding	421,792
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.69

Class C Shares
Net Assets	$184,046,008
Shares Outstanding	22,813,495
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.07

Class I Shares
Net Assets	$380,499,442
Shares Outstanding	43,608,413
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.73
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2015
Interest	$25,472,000
Total investment income	$25,472,000

Expenses
Investment adviser fee	$2,280,124
Distribution and service fees
Class A	530,373
Class B	21,911
Class C	945,753
Trustees’ fees and expenses	27,196
Custodian fee	118,090
Transfer and dividend disbursing agent fees	180,598
Legal and accounting services	65,179
Printing and postage	28,107
Registration fees	59,219
Interest expense and fees	245,622
Miscellaneous	63,617
Total expenses	$4,565,789
Deduct —
Reduction of custodian fee	$1,725
Total expense reductions	$1,725

Net expenses	$4,564,064

Net investment income	$20,907,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(788,250)
Financial futures contracts	(702,667)
Net realized loss	$(1,490,917)
Change in unrealized appreciation (depreciation) —
Investments	$(37,146,178)
Financial futures contracts	2,460,503
Net change in unrealized appreciation (depreciation)	$(34,685,675)

Net realized and unrealized loss	$(36,176,592)

Net decrease in net assets from operations	$(15,268,656)

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015
From operations —
Net investment income	$20,907,936	$35,742,935
Net realized gain (loss) from investment transactions and financial futures contracts	(1,490,917)	10,116,522
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(34,685,675)	81,419,826
Net increase (decrease) in net assets from operations	$(15,268,656)	$127,279,283
Distributions to shareholders —
From net investment income
Class A	$(8,741,352)	$(17,701,564)
Class B	(73,789)	(246,633)
Class C	(3,182,734)	(6,130,362)
Class I	(8,817,972)	(12,417,780)
Total distributions to shareholders	$(20,815,847)	$(36,496,339)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$44,689,090	$199,587,741
Class B	25,302	219,079
Class C	18,777,043	79,329,214
Class I	122,709,048	336,887,102
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,525,696	15,067,934
Class B	60,999	202,345
Class C	2,346,809	4,550,229
Class I	7,109,159	9,998,773
Cost of shares redeemed
Class A	(80,777,295)	(132,740,225)
Class B	(810,445)	(1,666,286)
Class C	(28,139,980)	(34,159,112)
Class I	(144,509,709)	(107,243,545)
Net asset value of shares exchanged
Class A	879,735	1,678,675
Class B	(879,735)	(1,678,675)
Net increase (decrease) in net assets from Fund share transactions	$(50,994,283)	$370,033,249

Net increase (decrease) in net assets	$(87,078,786)	$460,816,193

Net Assets
At beginning of period	$1,064,795,307	$603,979,114
At end of period	$977,716,521	$1,064,795,307

Accumulated undistributed net investment income included in net assets
At end of period	$2,102,334	$2,010,245

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Financial Highlights

	Class A
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.020		$8.070	$8.830	$8.340	$7.410	$7.900

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.378	$0.432	$0.434	$0.491	$0.472
Net realized and unrealized gain (loss)	(0.301)		0.960	(0.766)	0.481	0.894	(0.479)

Total income (loss) from operations	$(0.121)		$1.338	$(0.334)	$0.915	$1.385	$(0.007)

Less Distributions
From net investment income	$(0.179)		$(0.388)	$(0.426)	$(0.425)	$(0.455)	$(0.483)

Total distributions	$(0.179)		$(0.388)	$(0.426)	$(0.425)	$(0.455)	$(0.483)

Net asset value — End of period	$8.720		$9.020	$8.070	$8.830	$8.340	$7.410

Total Return(2)	(1.33	)%(3)	16.92%	(3.75)%	11.23%	19.34%	(0.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$409,506		$452,135	$325,548	$411,671	$376,496	$361,171
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.80	%(5)	0.83%	0.87%	0.86%	0.93%	0.99%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.10%	0.10%	0.11%	0.12%
Total expenses(4)	0.85	%(5)	0.89%	0.97%	0.96%	1.04%	1.11%
Net investment income	4.14	%(5)	4.41%	5.22%	5.05%	6.35%	5.90%
Portfolio Turnover	11	%(3)	16%	30%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.990		$8.040	$8.800	$8.310	$7.390	$7.880

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.318	$0.369	$0.370	$0.433	$0.410
Net realized and unrealized gain (loss)	(0.302)		0.955	(0.766)	0.479	0.883	(0.477)

Total income (loss) from operations	$(0.154)		$1.273	$(0.397)	$0.849	$1.316	$(0.067)

Less Distributions
From net investment income	$(0.146)		$(0.323)	$(0.363)	$(0.359)	$(0.396)	$(0.423)

Total distributions	$(0.146)		$(0.323)	$(0.363)	$(0.359)	$(0.396)	$(0.423)

Net asset value — End of period	$8.690		$8.990	$8.040	$8.800	$8.310	$7.390

Total Return(2)	(1.71	)%(3)	16.11%	(4.50)%	10.42%	18.35%	(1.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,665		$5,436	$7,633	$14,919	$22,973	$31,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.55	%(5)	1.58%	1.62%	1.62%	1.68%	1.74%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.10%	0.10%	0.11%	0.12%
Total expenses(4)	1.60	%(5)	1.64%	1.72%	1.72%	1.79%	1.86%
Net investment income	3.40	%(5)	3.74%	4.45%	4.34%	5.64%	5.14%
Portfolio Turnover	11	%(3)	16%	30%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.340		$7.460	$8.170	$7.720	$6.860	$7.310

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.290	$0.342	$0.341	$0.400	$0.380
Net realized and unrealized gain (loss)	(0.270)		0.889	(0.715)	0.442	0.827	(0.437)

Total income (loss) from operations	$(0.134)		$1.179	$(0.373)	$0.783	$1.227	$(0.057)

Less Distributions
From net investment income	$(0.136)		$(0.299)	$(0.337)	$(0.333)	$(0.367)	$(0.393)

Total distributions	$(0.136)		$(0.299)	$(0.337)	$(0.333)	$(0.367)	$(0.393)

Net asset value — End of period	$8.070		$8.340	$7.460	$8.170	$7.720	$6.860

Total Return(2)	(1.61	)%(3)	16.08%	(4.55)%	10.35%	18.44%	(1.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184,046		$197,655	$129,913	$165,887	$146,788	$139,798
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.55	%(5)	1.58%	1.62%	1.61%	1.68%	1.73%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.10%	0.10%	0.11%	0.12%
Total expenses(4)	1.60	%(5)	1.64%	1.72%	1.71%	1.79%	1.85%
Net investment income	3.38	%(5)	3.65%	4.47%	4.30%	5.60%	5.14%
Portfolio Turnover	11	%(3)	16%	30%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.020		$8.070	$8.840	$8.350	$7.420	$7.910

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.397	$0.453	$0.455	$0.504	$0.486
Net realized and unrealized gain (loss)	(0.291)		0.963	(0.776)	0.482	0.900	(0.474)

Total income (loss) from operations	$(0.100)		$1.360	$(0.323)	$0.937	$1.404	$0.012

Less Distributions
From net investment income	$(0.190)		$(0.410)	$(0.447)	$(0.447)	$(0.474)	$(0.502)

Total distributions	$(0.190)		$(0.410)	$(0.447)	$(0.447)	$(0.474)	$(0.502)

Net asset value — End of period	$8.730		$9.020	$8.070	$8.840	$8.350	$7.420

Total Return(2)	(1.10	)%(3)	17.21%	(3.61)%	11.50%	19.60%	(0.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380,499		$409,570	$140,885	$161,066	$124,627	$64,318
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.55	%(5)	0.58%	0.62%	0.61%	0.68%	0.73%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.10%	0.10%	0.11%	0.12%
Total expenses(4)	0.60	%(5)	0.64%	0.72%	0.71%	0.79%	0.85%
Net investment income	4.38	%(5)	4.60%	5.48%	5.29%	6.49%	6.10%
Portfolio Turnover	11	%(3)	16%	30%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), which is generally organized as a trust, while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2015. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2015, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $83,165,000 and $132,647,444, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2015 was 0.03% to 0.06%. For the six months ended July 31, 2015, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $83,165,000 and 0.60% (annualized), respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2015.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

As of July 31, 2015, the Fund’s investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015 were restructured by the required compliance date. Legal and restructuring fees incurred in connection with residual bond trusts that were restructured during the six months ended July 31, 2015 have been recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $189,417,446 and deferred capital losses of $50,170,626 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at January 31, 2015, $8,230,751 are short-term and $41,939,875 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$907,963,146

Gross unrealized appreciation	$65,610,357
Gross unrealized depreciation	(23,912,822)

Net unrealized appreciation	$41,697,535

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2015, the investment adviser fee amounted to $2,280,124 or 0.45% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2015, EVM earned $4,780 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $59,412 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2015 amounted to $530,373 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2015, the Fund paid or accrued to EVD $16,433 and $709,315 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2015 amounted to $5,478 and $236,438 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2015, the Fund was informed that EVD received approximately $1,000, $5,000 and $12,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $122,938,025 and $209,260,917, respectively, for the six months ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	5,079,105	23,246,468
Issued to shareholders electing to receive payments of distributions in Fund shares	857,455	1,750,410
Redemptions	(9,207,537)	(15,408,699)
Exchange from Class B shares	99,965	197,277

Net increase (decrease)	(3,171,012)	9,785,456

Class B	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	2,858	25,511
Issued to shareholders electing to receive payments of distributions in Fund shares	6,969	23,722
Redemptions	(92,642)	(195,883)
Exchange to Class A shares	(100,294)	(197,899)

Net decrease	(183,109)	(344,549)

Class C	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	2,303,979	10,017,316
Issued to shareholders electing to receive payments of distributions in Fund shares	288,945	571,254
Redemptions	(3,468,174)	(4,304,906)

Net increase (decrease)	(875,250)	6,283,664

Class I	Six Months Ended July 31, 2015 (Unaudited)	Year Ended January 31, 2015

Sales	13,922,617	39,195,337
Issued to shareholders electing to receive payments of distributions in Fund shares	809,334	1,153,321
Redemptions	(16,506,284)	(12,416,197)

Net increase (decrease)	(1,774,333)	27,932,461

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

9/15	175 U.S. 10-Year Treasury Note	Short	$(22,273,958)	$(22,301,563)	$(27,605)
9/15	112 U.S. Long Treasury Bond	Short	(17,325,665)	(17,465,000)	(139,335)

					$(166,940)

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(166,940	)(1)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(702,667	)(1)	$2,460,503	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended July 31, 2015, which is indicative of the volume of this derivative type, was approximately $40,710,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$988,973,534	$—	$988,973,534
Taxable Municipal Securities	—	32,195,181	—	32,195,181
Corporate Bonds & Notes	—	11,656,966	—	11,656,966

Total Investments	$—	$1,032,825,681	$—	$1,032,825,681

Liability Description
Futures Contracts	$(166,940)	$—	$—	$(166,940)

Total	$(166,940)	$—	$—	$(166,940)

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2015

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706 7.31.15

Eaton Vance

TABS Municipal Bond Funds

Semiannual Report

July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2015

Eaton Vance

TABS Municipal Bond Funds

Performance and Fund Profile

TABS Short-Term Municipal Bond Fund	2
TABS Intermediate-Term Municipal Bond Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Important Notices	38

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	–0.62%	1.03%	1.72%	3.27%
Class A with 2.25% Maximum Sales Charge	—	—	–2.88	–1.20	1.27	3.03
Class C at NAV	03/27/2009	12/31/1998	–1.09	0.18	0.95	2.78
Class C with 1% Maximum Sales Charge	—	—	–2.07	–0.81	0.95	2.78
Class I at NAV	03/27/2009	12/31/1998	–0.59	1.19	1.98	3.43
Barclays 5 Year Municipal Bond Index	—	—	–0.39%	1.87%	2.86%	4.06%
Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	–0.34	1.45	2.27	—

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	–1.24%	1.08%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.12	1.16	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	–0.86	0.77	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.22	0.77	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	1.14	1.79	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	1.35	1.77	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.90%	1.65%	0.65%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.25%	0.50%	1.49%
SEC 30-day Yield				0.40	–0.33	0.65

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	–1.71%	2.38%	4.49%	5.20%
Class A with 2.25% Maximum Sales Charge	—	—	–3.90	0.11	4.02	4.77
Class C at NAV	02/01/2010	02/01/2010	–2.00	1.62	3.72	4.44
Class C with 1% Maximum Sales Charge	—	—	–2.97	0.62	3.72	4.44
Class I at NAV	02/01/2010	02/01/2010	–1.59	2.64	4.76	5.48
Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	–1.14%	2.81%	3.73%	4.13%
Barclays 7 Year Municipal Bond Index	—	—	–1.02	2.55	3.88	4.32

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	0.11%	3.85%	4.61%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	0.76	3.36	3.97
Class C After Taxes on Distributions		02/01/2010	02/01/2010	0.62	3.55	4.28
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	0.73	2.96	3.54
Class I After Taxes on Distributions		02/01/2010	02/01/2010	2.64	4.59	5.32
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	2.31	4.01	4.60

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.00%	1.75%	0.75%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.62%	0.87%	1.87%
SEC 30-day Yield				1.19	0.48	1.46

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4–6 years. Barclays Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Barclays Municipal Managed Money Bond Index. The Barclays Municipal Managed Money 1–7 Year Bond Index commenced on January 30, 2009; accordingly the Ten Year return is not available. Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6–8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the TABS Short-Term Municipal Bond Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different. The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the financial highlights included in the financial statements is not linked.
After-Tax Returns are not shown for the Ten Year period because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement for TABS Intermediate-Term Municipal Bond Fund that continues through 5/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$993.80	$4.40	0.89%
Class C	$1,000.00	$989.10	$8.09	1.64%
Class I	$1,000.00	$994.10	$3.16	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.60	$3.21	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

5

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Fund Expenses — continued

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.90	$4.42	**	0.90%
Class C	$1,000.00	$980.00	$8.10	**	1.65%
Class I	$1,000.00	$984.10	$3.20	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.2%

Security	Principal Amount (000’s omitted)	Value

Education — 7.6%
Alabama Public School and College Authority, 5.00%, 5/1/21	$1,000	$1,180,460
Arizona Board of Regents, (University of Arizona), 3.00%, 8/1/19	500	534,470
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	5,000	5,806,550
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,105,945
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,370,207
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	680	795,614
University of Arkansas, 4.00%, 12/1/15	670	678,690
University of California, 5.00%, 5/15/22	1,800	2,164,356
University of Texas, 5.00%, 8/15/23	4,925	5,653,555
University of Virginia, 2.00%, 8/1/21	350	358,894
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,175,190
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	1,973,413

		$39,797,344

Electric Utilities — 5.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$1,500	$1,702,620
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	120	131,968
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,840,700
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,000	2,365,720
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22(1)	3,000	3,467,520
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	7,085	8,045,442
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,611,556

		$27,165,526

Escrowed / Prerefunded — 2.5%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$2,087,590
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,156,717
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	560,630
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	839,355
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	568,690

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	$1,000	$1,092,510
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,589,550

		$12,895,042

General Obligations — 42.5%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$500	$75,205
Alabama, 5.00%, 8/1/20	3,530	4,158,587
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	1,020	1,030,730
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,850,550
Atlanta, GA, 5.00%, 12/1/20	5,000	5,873,250
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,173,220
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	4,245	4,605,018
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,273,361
Brown County, WI, 4.00%, 11/1/21	620	690,041
Cary, NC, 5.00%, 6/1/18	195	217,653
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	300	291,228
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	305	248,886
Chandler, AZ, 3.00%, 7/1/21	1,200	1,289,940
Chandler, AZ, 4.00%, 7/1/21	1,500	1,698,855
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,195,310
College Station, TX, 5.00%, 2/15/24	1,000	1,155,210
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,032,230
Comal County, TX, 4.00%, 2/1/18	1,200	1,289,172
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	299,016
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	267,586
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	498,700
Denton County, TX, 5.00%, 7/15/24	1,000	1,152,290
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	141,930
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,204,213
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	103,820
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	38,642
Fairfax County, VA, 4.00%, 4/1/23	500	548,610
Fitchburg, MA, 4.00%, 12/1/16	570	595,234
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,949,600
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,491,010

7	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	$400	$430,396
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/22	525	564,895
Forney, TX, Independent School District, (PSF Guaranteed), 4.50%, 8/15/24	500	544,000
Frisco, TX, 4.00%, 2/15/19	155	170,830
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,496
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,678
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	570,340
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,459,861
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,759,668
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	465	535,727
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,761,445
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	508,243
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,119,321
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	707,974
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/23	1,540	1,271,809
Illinois, 5.00%, 5/1/21	100	108,310
Illinois, 5.00%, 6/1/21	1,620	1,754,881
Illinois, 5.00%, 3/1/25	2,730	2,876,110
Illinois, 5.50%, 7/1/27	1,500	1,634,340
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	442,142
Katy Independent School District, TX, (PSF Guaranteed), 0.676%, Variable to 8/15/19 (Put Date), 8/15/36(2)	5,000	4,996,400
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,740,857
Lake Dallas Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	505	373,124
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,215,039
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,472,233
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,712,320
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,711,940
Leander Independent School District, TX, Series 2015B, 0.00%, 8/15/20	605	546,908
Maryland, 5.00%, 3/1/19	5,465	6,232,614
Maryland, 5.00%, 8/1/19	2,750	3,173,610

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Maryland, 5.00%, 3/1/22	$5,000	$6,003,100
Massachusetts, 5.00%, 8/1/17	2,500	2,716,250
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,600,563
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,848,341
Minnesota, 4.00%, 8/1/16	1,750	1,815,170
Minnesota, 4.00%, 8/1/19	3,000	3,341,160
Minnesota, 5.00%, 6/1/18	1,000	1,115,270
Minnesota, 5.00%, 8/1/18	90	100,883
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,147,330
Montclair, NJ, 3.00%, 3/1/16	1,365	1,386,594
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	883,763
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,921,300
Morris County, NJ, 5.00%, 2/15/17	1,650	1,764,147
Morris County, NJ, 5.00%, 2/15/19	1,720	1,959,596
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	757,077
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	711,774
New Hanover County, NC, 5.00%, 12/1/18	430	487,224
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,289,086
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,253,913
Ohio, 4.00%, 9/1/15	935	938,039
Ohio, 5.00%, 9/15/20	1,000	1,177,410
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	485,667
Pennsylvania, 5.00%, 2/15/17	2,500	2,663,550
Peralta Community College District, CA, 5.00%, 8/1/23	1,935	2,348,529
Pima County, AZ, 4.00%, 7/1/18	2,400	2,612,232
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/20	1,725	2,019,371
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,817,441
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,158,820
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,865	1,415,554
San Antonio, TX, 4.00%, 8/1/15	800	800,000
San Diego, CA, Community College District, 0.00%, 8/1/18	285	272,654
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,676,910
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,177,450
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,066,569
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	615,456

8	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Suffolk, VA, 4.00%, 8/1/18	$500	$545,850
Sumner County, TN, 3.00%, 6/1/16	1,000	1,023,190
Tarrant County, TX, 5.00%, 7/15/19	535	616,700
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	52,324
Tucson, AZ, 3.00%, 7/1/21	1,000	1,052,130
Tucson, AZ, 3.00%, 7/1/22	3,125	3,257,094
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,758,352
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,634,240
Utah, Series 2013, 5.00%, 7/1/19	5,000	5,760,000
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,758,341
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,152,750
Wake County, NC, 5.00%, 3/1/23	2,120	2,385,700
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,689,850
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,515
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,461
Wisconsin, 5.00%, 11/1/20	1,000	1,180,730
Wisconsin, 5.00%, 5/1/21	1,805	2,141,614
Zeeland, MI, Public Schools, 5.00%, 5/1/21	1,290	1,501,263

		$223,512,905

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$93,907

		$93,907

Hospital — 10.2%
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$977,706
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,206,423
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,535,935
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	513,873
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,655,700
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,387,504
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,337,238
Maine Health and Higher Educational Facilities Authority, 5.00%, 7/1/22	1,000	1,173,500

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	$475	$512,425
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,694,790
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,239,399
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	878,046
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	657,725
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,740,200
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	871,288
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,430,937
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,889,232
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,098,460
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,327,112
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	330,234
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	382,929
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,886,789
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,161,760
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,568,650
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,446,173
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,165,788
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	450,420
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,292,856

		$53,813,092

Housing — 0.7%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$320	$330,026
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,606
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,613,600
Virginia Housing Development Authority, 1.60%, 7/1/17	460	466,858

9	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Virginia Housing Development Authority, 1.90%, 10/1/18	$1,000	$1,027,350
Virginia Housing Development Authority, 2.05%, 7/1/18	230	237,130

		$3,805,570

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$912,040

		$912,040

Insured – Electric Utilities — 0.9%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,636,801

		$4,636,801

Insured – Escrowed / Prerefunded — 1.7%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,564,421
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,361,720
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	375,527
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,655	4,870,620

		$9,172,288

Insured – General Obligations — 0.3%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$830	$680,027
Washington, (NPFG), 0.00%, 6/1/21	620	552,532
Washington, (XLCA), 0.00%, 12/1/16	200	198,782
Yonkers, NY, (AGM), 2.00%, 10/15/19	270	274,838

		$1,706,179

Insured – Hospital — 0.3%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,007,260
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	568,026

		$1,575,286

Insured – Public Power / Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,180,734

		$1,180,734

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,697,104

		$1,697,104

Insured – Transportation — 1.3%
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	$5,350	$5,637,241
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,150	1,159,292

		$6,796,533

Lease Revenue / Certificates of Participation — 2.4%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,147,370
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,660,629
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,760,857
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	708,735
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,516,617
Orange County, FL, School Board, 5.00%, 8/1/17	540	585,581
Orange County, FL, School Board, 5.00%, 8/1/18	675	755,163
Orange County, FL, School Board, 5.00%, 8/1/19	750	861,818
Volusia County, FL, School Board, 5.00%, 8/1/21	325	380,257

		$12,377,027

Other Revenue — 2.3%
Kansas Development Finance Authority, 5.00%, 11/1/26	$1,990	$2,240,979
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,715,806
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,008,679
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,085,000

		$12,050,464

Special Tax Revenue — 4.8%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,088,294
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,626,153
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	200	233,544
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	4,000	4,554,080
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013D, 5.00%, 3/15/21	5,745	6,774,504
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	5,000	5,896,000

10	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	$1,325	$1,541,425
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	157,139
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,200,600
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,311,266

		$25,383,005

Transportation — 10.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,525,100
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	1,000	1,158,910
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,870,700
Delaware River and Bay Authority, 5.00%, 1/1/20	1,815	2,089,664
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,163,310
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,971,575
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	1,450	1,678,796
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/22	2,840	3,310,190
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,003,270
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,704,083
New York Thruway Authority, 5.00%, 5/1/19	9,000	10,227,240
North Texas Tollway Authority, 0.69%, Variable to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,463,100
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,340,519
Texas Transportation Commission, 5.00%, Variable, 10/1/21	10,000	11,909,500
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/21	2,750	3,162,857
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/22	1,000	1,150,130

		$52,728,944

Water and Sewer — 3.8%
California Department of Water Resources, 5.00%, 12/1/24	$35	$39,036
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	518,565
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	500	564,590
Houston, TX, Utility System, 5.00%, 5/15/20	10,425	12,158,469
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,151,070
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,034,511

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	$1,020	$1,186,362
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	200,980
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,177,090
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,705	2,000,800

		$20,031,473

Total Tax-Exempt Municipal Securities — 97.2% (identified cost $495,991,926)		$511,331,264

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Education — 0.0%(3)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$243,547

Total Taxable Municipal Securities — 0.0%(3) (identified cost $225,000)		$243,547

Total Investments — 97.2% (identified cost $496,216,926)		$511,574,811

Other Assets, Less Liabilities — 2.8%		$14,776,019

Net Assets — 100.0%		$526,350,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	17.2%
Others, representing less than 10% individually	80.0%

11	See Notes to Financial Statements.

Eaton Vance

TABS Short-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 2.8% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(3)	Amount is less than 0.05%.

12	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,323,116

		$1,323,116

Education — 4.0%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$594,810
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	400	465,004
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/32	1,250	1,441,587
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	292,037
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	166,707
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,198,810
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	1,110	1,234,831
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,094,000
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	990,152
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	150	176,365
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	266,897
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/28	180	208,084
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,410,660
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	557,565
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	315	362,007
Western Michigan University, 5.00%, 11/15/24	500	595,320

		$16,054,836

Electric Utilities — 3.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$3,580	$4,063,587
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	170	201,023
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	561,695
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,170,040
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,636,024
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22(1)	1,250	1,444,800

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23(1)	$1,485	$1,729,342
Omaha Public Power District, NE, 5.00%, 2/1/29	810	933,946
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,895,796
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,123,250

		$14,759,503

Escrowed / Prerefunded — 0.7%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,744,450
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	20,964

		$2,765,414

General Obligations — 33.5%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$10,700	$1,609,387
Addison, TX, 5.00%, 2/15/24	360	425,081
Arkansas, 4.00%, 6/1/28	500	550,730
Auburn, AL, 5.00%, 12/1/28	635	743,896
Bethel, CT, 4.00%, 11/15/28	500	539,170
Bloomfield, CT, 4.00%, 10/15/20	90	101,198
Caddo Parish, LA, 5.00%, 2/1/28	1,030	1,229,717
California, 5.00%, 12/1/21	5,000	5,988,800
Cambridge, MA, 4.00%, 1/1/28	800	890,880
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/23	295	231,268
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	118,896
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,084,320
Cleveland, OH, Municipal School District, 5.00%, 12/1/22	2,170	2,546,300
Cleveland, OH, Municipal School District, 5.00%, 12/1/23	2,095	2,484,670
Cleveland, OH, Municipal School District, 5.00%, 12/1/32	5,000	5,630,100
Columbus, OH, City School District, 5.00%, 12/1/27	1,000	1,190,790
Connecticut, 5.00%, 12/1/20	50	53,166
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,152,020
Decatur, IL, 5.00%, 3/1/23	1,030	1,171,687
Delaware, 5.00%, 7/1/27	1,600	1,933,568
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,184,990
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	3,820	4,394,566
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,587,950

13	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	$1,460	$1,595,678
Forsyth County, GA, School District, 5.00%, 2/1/27	1,000	1,192,550
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	743,520
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	1,867,507
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,435,736
Groton, CT, 4.00%, 7/15/19	50	55,196
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	535	564,436
Hawaii, 5.00%, 6/1/16	4,045	4,206,800
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,135,700
Hopewell Township, NJ, 5.00%, 10/1/26	450	543,582
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,166,320
Illinois, 5.50%, 7/1/26	4,000	4,363,880
Illinois, 5.50%, 7/1/27	2,735	2,979,946
Lakeland, FL, 5.00%, 10/1/31	2,085	2,344,979
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,292,312
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	984,249
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	800,420
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,725,990
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,767,281
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	852,910
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	722,325
Lubbock, TX, 5.00%, 2/15/24	2,000	2,327,060
Lynchburg, VA, 3.00%, 12/1/16	250	258,672
Macomb County, MI, 4.00%, 5/1/24	1,000	1,115,550
Maryland, 5.00%, 3/1/16	7,250	7,454,377
Mecklenburg County, NC, 5.00%, 3/1/19	50	57,023
Miami, TX, Independent School District, (School Building), (PSF Guaranteed), 5.00%, 2/15/29	500	562,845
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	1,000	1,084,110
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,601,203
Multnomah County, OR, 5.00%, 6/1/25	800	944,856
Neshaminy School District, PA, 4.00%, 11/1/26(1)	850	916,291
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	134,070
New York, 5.00%, 2/15/20	1,210	1,411,731

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Nixa, MO, Public Schools, (Refunding & Improvement – Direct Deposit Program), 5.00%, 3/1/31	$1,000	$1,130,530
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	670,024
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,143,290
Omaha-Douglas Public Building Commission, NE, 5.00%, 5/1/29	400	465,576
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	287,067
Prince William County, VA, 4.00%, 8/1/29(1)	3,090	3,372,920
Richardson, TX, 5.00%, 2/15/20	50	58,114
Rockwall, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,695,805
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,177,390
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,865	1,472,623
South Texas Community College District, 5.00%, 8/15/23	1,560	1,861,891
St. Tammany Parish Wide School District No. 12, LA, 5.00%, 3/1/25	830	1,001,553
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	575,152
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/29	510	601,117
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	310	363,993
Tennessee, 5.00%, 9/1/29	2,000	2,418,460
Texas, 5.00%, 4/1/21	3,000	3,554,520
Vermont, 5.00%, 8/15/23	860	1,010,440
Volusia County, FL, School Board, 5.00%, 8/1/22	400	470,904
Washington, 5.00%, 7/1/24	850	979,166
Washington, 5.00%, 6/1/28	1,000	1,162,240
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,157,390
Zeeland, MI, Public Schools, 5.00%, 5/1/23	1,200	1,421,604
Zeeland, MI, Public Schools, 5.00%, 5/1/24	1,000	1,190,170

		$133,294,194

Hospital — 12.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$1,000	$1,158,710
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 5/1/21	765	888,624
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,994,176
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,122,070
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,737,499

14	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	$1,000	$1,115,180
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 0.675%, Variable to 5/15/18 (Put Date), 5/15/48(2)	7,745	7,725,560
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	900	1,064,934
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,687,176
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,138,850
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	589,630
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	750	878,047
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,106,640
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	278,736
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	315	367,854
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	884,499
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	58,432
New York Dormitory Authority, (NYU Hospitals Center), 3.00%, 7/1/24	790	800,823
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,962,239
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	2,055	2,319,602
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,634,112
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,169,560
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/24	640	747,898
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	685,380
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,743,195
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	2,500	2,755,800
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services, Inc.), 5.00%, 11/15/22	1,855	2,161,891
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	2,885	3,158,527

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	$1,000	$1,150,690

		$49,086,334

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$520,140

		$520,140

Insured – Escrowed / Prerefunded — 3.4%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,361,720
Indiana Municipal Power Agency, (AMBAC), Prerefunded to 1/1/16, 5.00%, 1/1/21	3,000	3,060,630
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	914,748
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/22	2,725	2,851,222
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,000	4,185,280
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	28,866

		$13,402,466

Insured – General Obligations — 3.5%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$1,749,480
Independence, MO, School District, (AGM), 5.00%, 3/1/16	2,445	2,514,071
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,259,370
Pennsylvania, (AGM), 5.00%, 8/15/22	2,500	2,948,400
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/22	1,975	2,148,563
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,210	2,406,999
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	912,958

		$13,939,841

Insured – Special Tax Revenue — 0.4%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,629,234

		$1,629,234

15	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.0%
King County, WA, Sewer Revenue, (AGM), 5.00%, 1/1/36	$1,640	$1,723,689
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	2,000	2,402,940

		$4,126,629

Lease Revenue / Certificates of Participation — 3.9%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/24	$1,125	$1,286,561
Cincinnati, OH, City School District, 5.00%, 12/15/29	1,800	2,041,776
Michigan Building Authority, 5.00%, 4/15/21(1)	5,000	5,846,450
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	866,400
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	886,223
Orange County, FL, School Board, 5.00%, 8/1/17	500	542,205
Orange County, FL, School Board, 5.00%, 8/1/18	500	559,380
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,185,270
South Dakota Building Authority, 5.00%, 6/1/27	500	586,610
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,703,790

		$15,504,665

Other Revenue — 2.5%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$325,096
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.30%, Variable to 4/2/18 (Put Date), 10/1/47(2)	5,000	4,965,050
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,128,510
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	457,703
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,101,700

		$9,978,059

Public Power / Electric Utilities — 0.5%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,490	$1,763,475

		$1,763,475

Special Tax Revenue — 3.6%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	$1,000	$1,190,320
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,006,987
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,184,340
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	845,945
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,286,360
Mesa, AZ, 5.00%, 7/1/27	1,850	1,987,307

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	$500	$574,910
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,710,277
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,427,247

		$14,213,693

Transportation — 11.1%
Chicago, IL, Midway International Airport, 5.00%, 1/1/21	$820	$946,592
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	800	927,128
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,122,210
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,870,700
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,609,040
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,163,310
Florida Department of Transportation, 5.00%, 7/1/25	900	1,019,673
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/23	5,000	5,867,700
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,179,670
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,158,287
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,402,655
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,238,840
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,185,360
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	3,994,725
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,123,910
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	5,500	6,048,020
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,209,174
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,910,875
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,300,260

		$44,278,129

Water and Sewer — 11.1%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	$150	$170,597
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	452,130
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,641,484
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	360,987
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	692,328

16	See Notes to Financial Statements.

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	$1,000	$1,205,760
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,582,451
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	1,000	1,129,180
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/24(1)	2,110	2,563,101
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	543,287
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/24	1,200	1,470,624
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	5,608,676
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	137,938
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,805	2,038,278
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	277,298
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	472,439
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	55,583
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	345	405,882
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/20	775	908,610
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,470,960
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,143,680
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,200	5,867,836
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,303,337
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,127,590
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,224
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	95	111,164
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/27	1,500	1,739,835
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	569,021
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,958,728

		$44,050,008

Security	Principal Amount (000’s omitted)	Value

Water Revenue — 0.1%
New York Environmental Facilities Corp., 5.00%, 8/15/25	$165	$197,096

		$197,096

Total Tax-Exempt Investments — 95.7% (identified cost $368,508,811)		$380,886,832

Other Assets, Less Liabilities — 4.3%		$16,954,594

Net Assets — 100.0%		$397,841,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.3%
Others, representing less than 10% individually	85.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 6.7% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2015.

17	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Statements of Assets and Liabilities (Unaudited)

	July 31, 2015
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investments —
Identified cost	$496,216,926	$368,508,811
Unrealized appreciation	15,357,885	12,378,021
Investments, at value	$511,574,811	$380,886,832
Cash	$3,480,202	$29,012,999
Interest receivable	5,517,154	3,330,588
Receivable for investments sold	16,501,663	—
Receivable for Fund shares sold	1,426,792	1,582,500
Receivable from affiliate	—	41,318
Total assets	$538,500,622	$414,854,237

Liabilities
Payable for investments purchased	$6,863,073	$—
Payable for when-issued securities	3,458,520	15,791,709
Payable for Fund shares redeemed	1,258,070	538,025
Distributions payable	126,944	387,237
Payable to affiliates:
Investment adviser and administration fee	247,853	199,739
Distribution and service fees	125,871	42,721
Accrued expenses	69,461	53,380
Total liabilities	$12,149,792	$17,012,811
Net Assets	$526,350,830	$397,841,426

Sources of Net Assets
Paid-in capital	$509,549,231	$389,433,132
Accumulated net realized gain (loss)	1,504,615	(3,962,004)
Accumulated distributions in excess of net investment income	(60,901)	(7,723)
Net unrealized appreciation	15,357,885	12,378,021
Net Assets	$526,350,830	$397,841,426

Class A Shares
Net Assets	$222,135,394	$62,107,331
Shares Outstanding	20,959,132	5,169,226
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.60	$12.01
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.84	$12.29

Class C Shares
Net Assets	$91,452,615	$35,214,360
Shares Outstanding	8,648,049	2,931,831
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.57	$12.01

Class I Shares
Net Assets	$212,762,821	$300,519,735
Shares Outstanding	20,069,002	24,990,228
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.60	$12.03

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

18	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2015
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Interest	$5,908,676	$4,898,883
Total investment income	$5,908,676	$4,898,883

Expenses
Investment adviser and administration fee	$1,505,194	$1,150,801
Distribution and service fees
Class A	288,013	72,673
Class C	488,720	178,925
Trustees’ fees and expenses	14,965	10,928
Custodian fee	66,876	49,980
Transfer and dividend disbursing agent fees	92,324	109,410
Legal and accounting services	31,182	28,093
Printing and postage	14,246	17,046
Registration fees	22,253	45,620
Miscellaneous	2,992	2,540
Total expenses	$2,526,765	$1,666,016
Deduct —
Reduction of custodian fee	$861	$2,648
Allocation of expenses to affiliate	—	165,088
Total expense reductions	$861	$167,736

Net expenses	$2,525,904	$1,498,280

Net investment income	$3,382,772	$3,400,603

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,474,063	$(1,377,491)
Net realized gain (loss)	$1,474,063	$(1,377,491)
Change in unrealized appreciation (depreciation) —
Investments	$(9,014,013)	$(8,057,371)
Net change in unrealized appreciation (depreciation)	$(9,014,013)	$(8,057,371)

Net realized and unrealized loss	$(7,539,950)	$(9,434,862)

Net decrease in net assets from operations	$(4,157,178)	$(6,034,259)

19	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Statements of Changes in Net Assets

	Six Months Ended July 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$3,382,772	$3,400,603
Net realized gain (loss) from investment transactions	1,474,063	(1,377,491)
Net change in unrealized appreciation (depreciation) from investments	(9,014,013)	(8,057,371)
Net decrease in net assets from operations	$(4,157,178)	$(6,034,259)
Distributions to shareholders —
From net investment income
Class A	$(1,457,416)	$(479,849)
Class C	(252,168)	(161,323)
Class I	(1,666,783)	(2,752,695)
From net realized gain
Class A	(138,561)	—
Class C	(59,051)	—
Class I	(129,681)	—
Total distributions to shareholders	$(3,703,660)	$(3,393,867)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,794,910	$10,717,947
Class C	2,631,573	4,248,739
Class I	25,263,056	92,512,139
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,345,691	316,186
Class C	261,313	77,908
Class I	1,209,140	716,182
Cost of shares redeemed
Class A	(27,674,900)	(6,114,839)
Class C	(16,277,672)	(5,618,893)
Class I	(52,592,809)	(58,761,526)
Net increase (decrease) in net assets from Fund share transactions	$(58,039,698)	$38,093,843

Net increase (decrease) in net assets	$(65,900,536)	$28,665,717

Net Assets
At beginning of period	$592,251,366	$369,175,709
At end of period	$526,350,830	$397,841,426

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(60,901)	$(7,723)

20	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2015
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
From operations —
Net investment income	$6,817,069	$5,412,702
Net realized gain from investment transactions	3,749,518	5,884,325
Net change in unrealized appreciation (depreciation) from investments	6,563,573	13,550,306
Net increase in net assets from operations	$17,130,160	$24,847,333
Distributions to shareholders —
From net investment income
Class A	$(3,216,135)	$(1,017,096)
Class C	(450,854)	(292,442)
Class I	(3,136,961)	(4,097,324)
From net realized gain
Class A	(360,918)	—
Class C	(159,846)	—
Class I	(349,449)	—
Total distributions to shareholders	$(7,674,163)	$(5,406,862)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$36,242,226	$22,404,741
Class C	6,647,343	9,824,971
Class I	99,730,371	136,696,572
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,054,342	715,727
Class C	512,032	134,793
Class I	2,140,497	964,737
Cost of shares redeemed
Class A	(131,180,326)	(37,147,802)
Class C	(44,765,747)	(9,055,659)
Class I	(90,672,804)	(61,757,327)
Net increase (decrease) in net assets from Fund share transactions	$(118,292,066)	$62,780,753

Net increase (decrease) in net assets	$(108,836,069)	$82,221,224

Net Assets
At beginning of year	$701,087,435	$286,954,485
At end of year	$592,251,366	$369,175,709

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(67,306)	$(14,459)

21	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$10.740		$10.580		$10.660		$10.810		$10.230		$10.260

Income (Loss) From Operations
Net investment income	$0.068		$0.122		$0.081		$0.060		$0.078		$0.090
Net realized and unrealized gain (loss)	(0.136)		0.173		(0.069)		0.069		0.626		0.084	(1)

Total income (loss) from operations	$(0.068)		$0.295		$0.012		$0.129		$0.704		$0.174

Less Distributions
From net investment income	$(0.066)		$(0.119)		$(0.077)		$(0.054)		$(0.078)		$(0.090)
From net realized gain	(0.006)		(0.016)		(0.015)		(0.225)		(0.046)		(0.114)

Total distributions	$(0.072)		$(0.135)		$(0.092)		$(0.279)		$(0.124)		$(0.204)

Net asset value — End of period	$10.600		$10.740		$10.580		$10.660		$10.810		$10.230

Total Return(2)	(0.62	)%(3)	2.80%		0.12%		1.20%		6.92%		1.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$222,135		$243,950		$331,625		$515,694		$492,264		$473,976
Ratios (as a percentage of average daily net assets):
Expenses	0.89	%(4)(5)	0.90	%(4)	0.90	%(4)	0.88	%(6)	0.89	%(4)	0.90	%(6)
Net investment income	1.27	%(5)	1.12%		0.72%		0.54%		0.74%		0.83%
Portfolio Turnover	22	%(3)	33%		82%		72%		80%		107%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Expenses after custodian fee reduction were 0.87% and 0.89% for the years ended January 31, 2013 and 2011, respectively.

22	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$10.720		$10.560		$10.640		$10.820		$10.240		$10.270

Income (Loss) From Operations
Net investment income (loss)	$0.027	(1)	$0.040	(1)	$(0.017)		$(0.020)		$(0.001)		$0.011
Net realized and unrealized gain (loss)	(0.144)		0.175		(0.048)		0.065		0.629		0.085	(2)

Total income (loss) from operations	$(0.117)		$0.215		$(0.065)		$0.045		$0.628		$0.096

Less Distributions
From net investment income	$(0.027)		$(0.039)		$(0.000	)(3)	$—		$(0.002)		$(0.012)
From net realized gain	(0.006)		(0.016)		(0.015)		(0.225)		(0.046)		(0.114)

Total distributions	$(0.033)		$(0.055)		$(0.015)		$(0.225)		$(0.048)		$(0.126)

Net asset value — End of period	$10.570		$10.720		$10.560		$10.640		$10.820		$10.240

Total Return(4)	(1.09	)%(5)	2.04%		(0.61)%		0.41%		6.14%		0.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,453		$106,273		$142,087		$223,992		$185,291		$150,490
Ratios (as a percentage of average daily net assets):
Expenses	1.64	%(6)(7)	1.65	%(6)	1.65	%(6)	1.63	%(8)	1.64	%(6)	1.64	%(8)
Net investment income (loss)	0.52	%(7)	0.37%		(0.03)%		(0.21)%		(0.01)%		0.08%
Portfolio Turnover	22	%(5)	33%		82%		72%		80%		107%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Expenses after custodian fee reduction were 1.62% and 1.63% for the years ended January 31, 2013 and 2011, respectively.

23	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$10.750		$10.590		$10.660		$10.810		$10.230		$10.260

Income (Loss) From Operations
Net investment income	$0.082		$0.145		$0.107		$0.088		$0.105		$0.119
Net realized and unrealized gain (loss)	(0.146)		0.177		(0.059)		0.068		0.626		0.082	(1)

Total income (loss) from operations	$(0.064)		$0.322		$0.048		$0.156		$0.731		$0.201

Less Distributions
From net investment income	$(0.080)		$(0.146)		$(0.103)		$(0.081)		$(0.105)		$(0.117)
From net realized gain	(0.006)		(0.016)		(0.015)		(0.225)		(0.046)		(0.114)

Total distributions	$(0.086)		$(0.162)		$(0.118)		$(0.306)		$(0.151)		$(0.231)

Net asset value — End of period	$10.600		$10.750		$10.590		$10.660		$10.810		$10.230

Total Return(2)	(0.59	)%(3)	3.06%		0.46%		1.45%		7.18%		1.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$212,763		$242,029		$227,375		$336,597		$310,609		$246,296
Ratios (as a percentage of average daily net assets):
Expenses	0.64	%(4)(5)	0.65	%(4)	0.65	%(4)	0.63	%(6)	0.64	%(4)	0.65	%(6)
Net investment income	1.52	%(5)	1.37%		0.97%		0.79%		0.99%		1.09%
Portfolio Turnover	22	%(3)	33%		82%		72%		80%		107%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Expenses after custodian fee reduction were 0.62% and 0.64% for the years ended January 31, 2013 and 2011, respectively.

24	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.320		$11.600		$11.840		$11.780		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.100		$0.191		$0.141		$0.097		$0.152		$0.131
Net realized and unrealized gain (loss)	(0.311)		0.720		(0.197)		0.231		1.451		0.406	(1)

Total income (loss) from operations	$(0.211)		$0.911		$(0.056)		$0.328		$1.603		$0.537

Less Distributions
From net investment income	$(0.099)		$(0.191)		$(0.141)		$(0.097)		$(0.152)		$(0.131)
From net realized gain	—		—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.099)		$(0.191)		$(0.184)		$(0.268)		$(0.203)		$(0.157)

Net asset value — End of period	$12.010		$12.320		$11.600		$11.840		$11.780		$10.380

Total Return(2)	(1.71	)%(3)	7.91%		(0.44)%		2.79%		15.58%		5.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,107		$58,616		$68,873		$115,170		$67,785		$3,972
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.90	%(5)(6)	0.92	%(5)	0.95	%(5)	0.96	%(7)	0.95	%(5)	0.96	%(7)
Net investment income	1.65	%(6)	1.60%		1.16%		0.80%		1.14%		1.26%
Portfolio Turnover	36	%(3)	77%		145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.09%, 0.08%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2013 and 2011, respectively.

25	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.310		$11.600		$11.830		$11.780		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.054		$0.102		$0.051		$0.008		$0.071		$0.057
Net realized and unrealized gain (loss)	(0.300)		0.709		(0.184)		0.225		1.451		0.406	(1)

Total income (loss) from operations	$(0.246)		$0.811		$(0.133)		$0.233		$1.522		$0.463

Less Distributions
From net investment income	$(0.054)		$(0.101)		$(0.054)		$(0.012)		$(0.071)		$(0.057)
From net realized gain	—		—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.054)		$(0.101)		$(0.097)		$(0.183)		$(0.122)		$(0.083)

Net asset value — End of period	$12.010		$12.310		$11.600		$11.830		$11.780		$10.380

Total Return(2)	(2.00	)%(3)	7.02%		(1.10)%		1.98%		14.73%		4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,214		$37,435		$34,434		$57,816		$25,215		$1,216
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.65	%(5)(6)	1.67	%(5)	1.70	%(5)	1.71	%(7)	1.70	%(5)	1.71	%(7)
Net investment income	0.91	%(6)	0.85%		0.40%		0.04%		0.45%		0.58%
Portfolio Turnover	36	%(3)	77%		145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.09%, 0.08%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2013 and 2011, respectively.

26	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.330		$11.610		$11.850		$11.790		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.114		$0.221		$0.169		$0.127		$0.181		$0.155
Net realized and unrealized gain (loss)	(0.300)		0.720		(0.197)		0.231		1.461		0.406	(1)

Total income (loss) from operations	$(0.186)		$0.941		$(0.028)		$0.358		$1.642		$0.561

Less Distributions
From net investment income	$(0.114)		$(0.221)		$(0.169)		$(0.127)		$(0.181)		$(0.155)
From net realized gain	—		—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.114)		$(0.221)		$(0.212)		$(0.298)		$(0.232)		$(0.181)

Net asset value — End of period	$12.030		$12.330		$11.610		$11.850		$11.790		$10.380

Total Return(2)	(1.59	)%(3)	8.17%		(0.19)%		3.05%		15.97%		5.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300,520		$273,125		$183,648		$253,476		$107,826		$52,224
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)(6)	0.67	%(5)	0.70	%(5)	0.71	%(7)	0.70	%(5)	0.71	%(7)
Net investment income	1.90	%(6)	1.84%		1.41%		1.04%		1.58%		1.24%
Portfolio Turnover	36	%(3)	77%		145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.09%, 0.08%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2013 and 2011, respectively.

27	See Notes to Financial Statements.

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Eaton Vance TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

28

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2015, the Intermediate-Term Municipal Bond Fund, for federal income tax purposes, had deferred capital losses of $2,590,174 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2015, $2,590,174 are short-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$496,191,690	$368,503,804

Gross unrealized appreciation	$15,471,839	$12,683,669
Gross unrealized depreciation	(88,718)	(300,641)

Net unrealized appreciation	$15,383,121	$12,383,028

29

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Up to $500 million	0.55%	0.60%
$500 million up to $1 billion	0.54%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2015, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$1,505,194	$1,150,801
Effective Annual Rate	0.55%	0.60%

For Intermediate-Term Municipal Bond Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2016. Pursuant to this agreement, EVM was allocated $165,088 of the Fund’s operating expenses for the six months ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2015 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$1,747	$803
EVD’s Class A Sales Charges	$2,700	$3,302

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2015 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$288,013	$72,673

30

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$366,540	$134,194

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2015 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$122,180	$44,731

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A	$10,000	$90
Class C	$2,000	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2015 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Purchases	$122,057,140	$174,720,370
Sales	$183,834,288	$132,393,366

31

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2015 (Unaudited)
	Class A	Class C	Class I

Sales	734,242	248,305	2,381,140
Issued to shareholders electing to receive payments of distributions in Fund shares	126,953	24,715	114,025
Redemptions	(2,608,948)	(1,538,879)	(4,947,966)

Net decrease	(1,747,753)	(1,265,859)	(2,452,801)

	Year Ended January 31, 2015
	Class A	Class C	Class I

Sales	3,407,571	626,175	9,357,723
Issued to shareholders electing to receive payments of distributions in Fund shares	286,658	48,151	200,734
Redemptions	(12,321,631)	(4,215,813)	(8,515,072)

Net increase (decrease)	(8,627,402)	(3,541,487)	1,043,385

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2015 (Unaudited)
	Class A	Class C	Class I

Sales	892,479	352,371	7,663,983
Issued to shareholders electing to receive payments of distributions in Fund shares	26,259	6,472	59,420
Redemptions	(507,986)	(467,013)	(4,886,140)

Net increase (decrease)	410,752	(108,170)	2,837,263

	Year Ended January 31, 2015
	Class A	Class C	Class I

Sales	1,882,799	821,312	11,424,387
Issued to shareholders electing to receive payments of distributions in Fund shares	59,954	11,275	80,335
Redemptions	(3,122,032)	(762,072)	(5,169,721)

Net increase (decrease)	(1,179,279)	70,515	6,335,001

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2015.

32

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

On September 4, 2015, the Funds renewed their line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$511,331,264	$—	$511,331,264
Taxable Municipal Securities	—	243,547	—	243,547

Total Investments	$—	$511,574,811	$—	$511,574,811

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$380,886,832	$—	$380,886,832

Total Investments	$—	$380,886,832	$—	$380,886,832

The Funds held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance TABS Intermediate-Term Municipal Bond Fund (formerly Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund) and Eaton Vance TABS Short-Term Municipal Bond Fund (formerly Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund) (together, with Eaton Vance TABS Intermediate-Term Municipal Bond Fund, the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

35

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for Eaton Vance TABS Intermediate-Term Municipal Bond Fund and comparative performance data for the one-, three-, five- and ten-year periods for Eaton Vance TABS Short-Term Municipal Bond Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

36

Eaton Vance

TABS Municipal Bond Funds

July 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7786 7.31.15

Eaton Vance

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2015

Eaton Vance

TABS Laddered Municipal Bond Funds

Performance and Fund Profile

TABS 1-to-10 Year Laddered Municipal Bond Fund	2
TABS 5-to-15 Year Laddered Municipal Bond Fund	3
TABS 10-to-20 Year Laddered Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	9

Board of Trustees’ Contract Approval	37

Officers and Trustees	43

Important Notices	44

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2015

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	—	—	—	1.08%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	—	–3.74
Class C at NAV	05/04/2015	05/04/2015	—	—	—	0.90
Class C with 1% Maximum Sales Charge	—	—	—	—	—	–0.10
Class I at NAV	05/04/2015	05/04/2015	—	—	—	1.14
Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	–0.46%	1.83%	2.75%	0.30%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.81%	1.56%	0.56%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.31%	—	1.57%
SEC 30-day Yield				1.20	0.50%	1.51

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	–2.00%	5.69%	7.31%	7.60%
Class A with 4.75% Maximum Sales Charge	—	—	–6.63	0.63	6.27	6.65
Class C at NAV	02/01/2010	02/01/2010	–2.37	4.91	6.50	6.79
Class C with 1% Maximum Sales Charge	—	—	–3.34	3.91	6.50	6.79
Class I at NAV	02/01/2010	02/01/2010	–1.88	6.00	7.56	7.85
Barclays 10 Year Municipal Bond Index	—	—	–1.13%	3.46%	4.59%	5.10%
Barclays 15 Year Municipal Bond Index	—	—	–1.21	4.31	5.32	5.65
Barclays Municipal Managed Money Long (10+) Year Bond Index	—	—	–1.97	4.96	5.59	5.87

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.20%	1.95%	0.95%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.12%	1.35%	2.37%
SEC 30-day Yield				2.01	1.33	2.36

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	—	—	—	1.60%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	—	–3.24
Class C at NAV	05/04/2015	05/04/2015	—	—	—	1.42
Class C with 1% Maximum Sales Charge	—	—	—	—	—	0.42
Class I at NAV	05/04/2015	05/04/2015	—	—	—	1.66
Barclays 15 Year Municipal Bond Index	—	—	–1.21%	4.31%	5.32%	0.67%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.81%	1.56%	0.56%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.93%	2.16%	3.16%
SEC 30-day Yield				2.87	2.24	3.25

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Barclays Municipal Managed Money Long (10+) Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 10+ year maturity component of the Barclays Municipal Managed Money Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective April 15, 2015, the TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) changed its primary benchmark to Barclays 10 Year Municipal Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund.

5

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. For the Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015). For the Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund and the Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2015 – July 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (5/4/15)	Ending Account Value (7/31/15)	Expenses Paid During Period (5/4/15 – 7/31/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,010.80	$1.59	***	0.65%
Class C	$1,000.00	$1,009.00	$3.43	***	1.40%
Class I	$1,000.00	$1,011.40	$0.98	***	0.40%

*	The Fund had not commenced operations on February 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period from commencement of operations on May 4, 2015 to July 31, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 4, 2015.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period (2/1/15 – 7/31/15)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	***	0.65%
Class C	$1,000.00	$1,017.90	$7.00	***	1.40%
Class I	$1,000.00	$1,022.80	$2.01	***	0.40%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 4, 2015.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Fund Expenses — continued

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.00	$3.63	**	0.74%
Class C	$1,000.00	$976.30	$7.30	**	1.49%
Class I	$1,000.00	$981.20	$2.26	**	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	**	0.74%
Class C	$1,000.00	$1,017.40	$7.45	**	1.49%
Class I	$1,000.00	$1,022.50	$2.31	**	0.46%

Effective April 15, 2015, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.00	$3.19	**	0.65%
Class C	$1,000.00	$976.30	$6.86	**	1.40%
Class I	$1,000.00	$981.20	$1.96	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

7

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Fund Expenses — continued

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (5/4/15)	Ending Account Value (7/31/15)	Expenses Paid During Period (5/4/15 – 7/31/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,016.00	$1.60	***	0.65%
Class C	$1,000.00	$1,014.20	$3.44	***	1.40%
Class I	$1,000.00	$1,016.60	$0.98	***	0.40%

*	The Fund had not commenced operations on February 1, 2015. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period from commencement of operations on May 4, 2015 to July 31, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 4, 2015.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period (2/1/15 – 7/31/15)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	***	0.65%
Class C	$1,000.00	$1,017.90	$7.00	***	1.40%
Class I	$1,000.00	$1,022.80	$2.01	***	0.40%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 4, 2015.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

8

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 78.3%

Security	Principal Amount (000’s omitted)	Value

Education — 4.1%
Ohio University, 5.00%, 12/1/16	$25	$26,475
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	116,022
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	117,176

		$259,673

Electric Utilities — 1.2%
JEA, FL, Electric System Revenue, 5.00%, 10/1/16	$40	$42,132
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/17	35	37,346

		$79,478

General Obligations — 22.0%
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	$100	$85,841
Connecticut, 0.80%, 5/15/17(1)	75	75,037
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/16	25	25,757
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	53,485
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	58,702
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,085
Dorchester County, SC, 3.00%, 4/1/17	35	36,412
Eastchester, NY, Union Free School District, 3.00%, 6/15/16	35	35,759
Galveston County, TX, Pass-Through Toll Revenue, 4.00%, 2/1/16	30	30,572
Illinois, 5.00%, 8/1/24	100	106,225
Illinois, 5.00%, 3/1/25	100	105,352
Lakeland, FL, 5.00%, 10/1/19	50	56,976
Lakeland, FL, 5.00%, 10/1/21	50	57,921
Lakeland, FL, 5.00%, 10/1/22	100	116,610
Lakeland, FL, 5.00%, 10/1/24	50	59,103
Macomb County, MI, 4.00%, 5/1/23	50	55,702
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	48,081
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	47,029
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	45,784
New York, NY, 0.68%, 2/15/19(1)	100	100,008
New York, NY, 0.80%, 2/15/20(1)	100	100,021
Wilson School District, PA, 3.00%, 5/15/16	45	45,917

		$1,405,379

Hospital — 7.6%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$103,232

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	$50	$51,570
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	103,872
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	27,056
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	50	52,698
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	43,911
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	27,445
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	32,733
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	35	40,935

		$483,452

Insured – General Obligations — 6.3%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	$50	$59,939
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	33,160
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	102,720
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	52,441
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	52,897
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	52,644
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	52,343

		$406,144

Insured – Hospital — 0.4%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), 5.25%, 7/1/16	$25	$26,110

		$26,110

Insured – Lease Revenue / Certificates of Participation — 0.8%
Brevard County, FL, School Board, (AMBAC), 5.00%, 7/1/16	$50	$52,140

		$52,140

Insured – Transportation — 2.3%
Kentucky Turnpike Authority, (AMBAC), 5.00%, 7/1/16	$30	$31,307

9	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), 5.25%, 6/15/19	$100	$114,408

		$145,715

Insured – Water and Sewer — 1.0%
Central Weber Sewer Improvement District, UT, (AGC), 4.00%, 3/1/17	$35	$36,757
Cleveland, OH, Water Revenue, (NPFG), 5.00%, 1/1/17	25	26,560

		$63,317

Lease Revenue / Certificates of Participation — 6.3%
Colorado, (UCDHSC Fitzsimons Academic Projects), 4.00%, 11/1/16	$50	$52,214
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	107,878
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	115,978
South Dakota Building Authority, 5.00%, 6/1/25	85	101,607
Wisconsin, 5.00%, 9/1/17	25	27,132

		$404,809

Other Revenue — 1.8%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$115,902

		$115,902

Senior Living / Life Care — 6.9%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$51,701
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 4.00%, 10/1/19	50	53,967
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 4.00%, 10/1/20	50	54,167
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/22	50	56,446
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	56,833
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	113,515
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	52,819

		$439,448

Special Tax Revenue — 2.7%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$53,309

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	$100	$118,875

		$172,184

Transportation — 9.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, 5.00%, 1/1/17	$45	$47,848
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	72,078
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	57,890
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	100	117,967
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/16	25	25,400
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	114,707
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	116,564
Oklahoma Turnpike Authority, 5.00%, 1/1/17	25	26,582
VIA Metropolitan Transit Advanced Transportation District, TX, 4.00%, 8/1/16	50	51,860

		$630,896

Water and Sewer — 5.0%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	$50	$58,180
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	100	118,640
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	116,253
Northeast Ohio Regional Sewer District, 5.00%, 11/15/16	25	26,483

		$319,556

Total Tax-Exempt Investments — 78.3% (identified cost $4,959,974)		$5,004,203

10	See Notes to Financial Statements.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$33	$33,153

Total Short-Term Investments (identified cost $33,153)		$33,153

Total Investments — 78.8% (identified cost $4,993,127)		$5,037,356

Other Assets, Less Liabilities — 21.2%		$1,358,294

Net Assets — 100.0%		$6,395,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	10.5%
Others, representing less than 10% individually	67.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 13.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 6.9% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

11	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,609

		$56,609

Education — 8.7%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$600,440
Alabama Public School and College Authority, 5.00%, 5/1/24	500	606,435
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/20	1,075	1,242,205
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/21	565	658,937
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	229,174
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	114,953
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	169,892
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	476,705
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	600,673
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	290,810
Washington State University, 5.00%, 4/1/32	15	16,641
Western Michigan University, 5.00%, 11/15/24	500	595,320

		$5,602,185

Electric Utilities — 6.1%
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	$500	$592,060
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,179,850
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	118,889
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	578,805
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	578,270
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	585,520
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	285,495

		$3,918,889

Escrowed / Prerefunded — 0.0%(1)
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$28,340

		$28,340

Security	Principal Amount (000’s omitted)	Value

General Obligations — 31.9%
Addison, TX, 5.00%, 2/15/26	$270	$313,527
Arkansas, 4.00%, 6/1/28	500	550,730
Avon Community School Building Corp., IN, 4.00%, 7/10/20	500	552,390
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	581,080
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	107,732
Edgewood City, OH, School District, 5.25%, 12/1/33	500	576,110
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	598,680
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,073,280
Granville, OH, Exempted Village School District, 5.00%, 12/1/26(2)	500	603,385
Illinois, 5.00%, 3/1/24	200	212,244
Illinois, 5.00%, 2/1/26	1,200	1,268,388
Illinois, 5.50%, 7/1/26	200	218,194
Kyle, TX, 4.00%, 8/15/20	225	250,126
Kyle, TX, 4.00%, 8/15/21	250	278,490
Kyle, TX, 4.00%, 8/15/30	500	527,600
Lake County, FL, 5.00%, 6/1/28(2)	650	754,513
Lakeland, FL, 5.00%, 10/1/25	635	747,420
Lakeland, FL, 5.00%, 10/1/28	1,500	1,713,855
Lakeland, FL, 5.00%, 10/1/30	1,000	1,129,080
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	565,351
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	2,000	831,480
Miami-Dade County, FL, School District, 5.00%, 3/15/28(2)	300	348,939
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	932,335
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	375	258,994
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	784,192
Pennsylvania, 5.00%, 7/1/24	650	763,815
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/20	510	589,483
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	348,738
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	582,680
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	586,030
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	589,340
Trussville, AL, 5.00%, 10/1/31	250	285,773
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	711,748

12	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Williamson County, TX, 5.00%, 2/15/28	$300	$353,904

		$20,589,626

Hospital — 14.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$287,737
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,052
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	104,287
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	44,312
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	834,675
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21(2)	100	114,318
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23(2)	150	172,625
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25(2)	250	286,855
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26(2)	250	282,735
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27(2)	250	281,348
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	681,031
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	281,265
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	589,630
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	585,365
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	553,320
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	551,892
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	580,700
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	583,895
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	119,046
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/29	250	277,035
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	571,150
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	716,508

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	$500	$547,405

		$9,337,186

Housing — 0.6%
Connecticut Housing Finance Authority, 3.60%, 11/15/30(2)	$400	$403,768

		$403,768

Insured – Electric Utilities — 0.9%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$556,955

		$556,955

Insured – General Obligations — 2.0%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/20	$370	$330,036
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	293,680
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	663,719

		$1,287,435

Insured – Water and Sewer — 5.3%
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/20	$500	$575,885
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/21	1,075	1,250,117
Gulf Coast Waste Disposal Authority, TX, (AGM), 4.00%, 10/1/20	250	276,623
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	291,092
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	292,420
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	296,630
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	286,210
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22(2)	100	117,291

		$3,386,268

Lease Revenue / Certificates of Participation — 7.9%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$116,408
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	289,937
Medina City School District, OH, 5.00%, 12/1/23	350	413,658
Medina City School District, OH, 5.00%, 12/1/24	400	472,060
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/22	500	540,500

13	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	$850	$978,741
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	950	1,085,128
South Dakota Building Authority, 5.00%, 6/1/27	635	744,995
South Dakota Building Authority, 5.00%, 6/1/28	210	244,734
South Dakota Building Authority, 5.00%, 6/1/30	200	230,340

		$5,116,501

Other Revenue — 1.4%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$347,706
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	576,150

		$923,856

Senior Living / Life Care — 1.5%
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	$250	$283,347
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	284,165
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	283,095
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	113,215

		$963,822

Special Tax Revenue — 2.4%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$117,279
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	587,450
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	592,615
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26(2)	100	115,865
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29(2)	140	158,221

		$1,571,430

Transportation — 11.2%
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	$650	$766,785
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	572,645
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	828,390
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	200	217,068

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/29	$1,000	$1,046,060
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	875,985
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	194,038
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	855,322
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	454,412
Port of Seattle, WA, 5.00%, 4/1/21(2)	250	291,230
Port of Seattle, WA, 5.00%, 3/1/24(2)	250	298,545
Port of Seattle, WA, 5.00%, 3/1/25(2)	150	178,050
Port of Seattle, WA, 5.00%, 3/1/27(2)	250	290,828
Port of Seattle, WA, 5.00%, 3/1/29(2)	250	286,708
Texas Transportation Commission, 5.00%, 4/1/33	50	57,869

		$7,213,935

Water and Sewer — 3.7%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/25	$300	$357,522
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	165	189,912
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	100	114,276
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	576,940
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	532,845
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	500	585,075

		$2,356,570

Water Revenue — 0.5%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$295,095

		$295,095

Total Tax-Exempt Investments — 98.7% (identified cost $62,684,985)		$63,608,470

Other Assets, Less Liabilities — 1.3%		$847,682

Net Assets — 100.0%		$64,456,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

14	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
PSF	–	Permanent School Fund

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.6%
Florida	10.1%
Others, representing less than 10% individually	75.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 5.3% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

15	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value

Education — 6.4%
Clemson University, SC, 4.00%, 5/1/32	$200	$207,354
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	116,251

		$323,605

Electric Utilities — 6.0%
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	$150	$177,618
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/33	125	128,295

		$305,913

General Obligations — 21.3%
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	$100	$109,491
Decatur City Board of Education, AL, 4.00%, 2/1/35	100	101,025
Illinois, 5.00%, 3/1/25	100	105,352
Illinois, 5.00%, 2/1/26	50	52,849
Illinois, 5.50%, 7/1/26	50	54,549
Lakeland, FL, 5.00%, 10/1/29	100	113,702
Lakeland, FL, 5.00%, 10/1/31	100	112,469
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	162,956
Williamson County, TX, 4.00%, 2/15/29	150	162,880
Williamson County, TX, 4.00%, 2/15/30	100	108,069

		$1,083,342

Hospital — 9.0%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$57,230
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	55,375
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	119,209
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/32	100	113,146
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	100	112,876

		$457,836

Insured – General Obligations — 19.9%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/28	$100	$106,531
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	100	105,877

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	$150	$173,091
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	65,605
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	61,565
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	116,160
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	153,853
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	116,612
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	114,369

		$1,013,663

Insured – Special Tax Revenue — 3.6%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$184,524

		$184,524

Lease Revenue / Certificates of Participation — 7.6%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$155,874
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	150	172,719
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	50	57,112

		$385,705

Senior Living / Life Care — 12.9%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$272,120
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	111,872
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	110,748
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	159,780

		$654,520

Special Tax Revenue — 6.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$251,865
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,035

		$306,900

Water and Sewer — 5.9%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	$50	$57,549
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	50	57,138

16	See Notes to Financial Statements.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	$50	$56,865
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/32	50	56,595
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	69,059

		$297,206

Total Tax-Exempt Investments — 98.6% (identified cost $4,958,302)		$5,013,214

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(1)	$49	$48,638

Total Short-Term Investments (identified cost $48,638)		$48,638

Total Investments — 99.6% (identified cost $5,006,940)		$5,061,852

Other Assets, Less Liabilities — 0.4%		$20,897

Net Assets — 100.0%		$5,082,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.

At July 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.9%
Others, representing less than 10% individually	81.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2015, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 19.5% of total investments.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

17	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Statements of Assets and Liabilities (Unaudited)

	July 31, 2015
Assets	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund
Unaffiliated investments, at value (identified cost, $4,959,974, $62,684,985 and $4,958,302, respectively)	$5,004,203	$63,608,470	$5,013,214
Affiliated investment, at value (identified cost, $33,153, $0 and $48,638, respectively)	33,153	—	48,638
Cash	—	5,362,765	—
Interest receivable	34,125	481,770	33,765
Interest receivable from affiliated investment	34	—	8
Receivable for Fund shares sold	1,336,976	152,294	—
Receivable from affiliate	13,144	12,874	13,043
Total assets	$6,421,635	$69,618,173	$5,108,668

Liabilities
Payable for when-issued securities	$—	$4,928,797	$—
Payable for Fund shares redeemed	—	135,076	—
Distributions payable	—	57,774	—
Payable to affiliates:
Investment adviser and administration fee	1,368	16,374	1,366
Distribution and service fees	11	5,619	10
Accrued expenses	24,606	18,381	24,543
Total liabilities	$25,985	$5,162,021	$25,919
Net Assets	$6,395,650	$64,456,152	$5,082,749

Sources of Net Assets
Paid-in capital	$6,351,410	$63,612,927	$5,027,837
Accumulated net realized loss	—	(82,657)	—
Accumulated undistributed net investment income	11	2,397	—
Net unrealized appreciation	44,229	923,485	54,912
Net Assets	$6,395,650	$64,456,152	$5,082,749

Class A Shares
Net Assets	$12,616	$12,193,779	$10,159
Shares Outstanding	1,251	1,040,865	1,005
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.09	$11.72	$10.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.59	$12.30	$10.61

Class C Shares
Net Assets	$10,088	$4,201,503	$10,141
Shares Outstanding	1,000	358,834	1,003
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.09	$11.71	$10.11

Class I Shares
Net Assets	$6,372,946	$48,060,870	$5,062,449
Shares Outstanding	631,689	4,104,561	500,759
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09	$11.71	$10.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

18	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Statements of Operations (Unaudited)

	Period Ended July 31, 2015	Six Months Ended July 31, 2015	Period Ended July 31, 2015
Investment Income	1-to-10 Year Laddered Fund(1)	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund(1)
Interest	$15,998	$608,604	$32,090
Interest allocated from affiliated investment	794	—	589
Expenses allocated from affiliated investment	(46)	—	(34)
Total investment income	$16,746	$608,604	$32,645

Expenses
Investment adviser and administration fee	$3,867	$87,270	$3,863
Distribution and service fees
Class A	6	11,841	6
Class C	24	15,168	24
Trustees’ fees and expenses	388	1,844	388
Custodian fee	4,309	13,656	4,179
Transfer and dividend disbursing agent fees	352	6,647	352
Legal and accounting services	10,782	17,147	10,961
Printing and postage	1,464	5,099	1,464
Registration fees	14,541	21,565	14,541
Miscellaneous	2,651	4,169	2,507
Total expenses	$38,384	$184,406	$38,285
Deduct —
Reduction of custodian fee	$—	$499	$—
Allocation of expenses to affiliate	33,583	52,939	33,477
Total expense reductions	$33,583	$53,438	$33,477

Net expenses	$4,801	$130,968	$4,808

Net investment income	$11,945	$477,636	$27,837

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$—	$156,197	$—
Net realized gain	$—	$156,197	$—
Change in unrealized appreciation (depreciation) —
Investments	$44,229	$(1,187,209)	$54,912
Net change in unrealized appreciation (depreciation)	$44,229	$(1,187,209)	$54,912

Net realized and unrealized gain (loss)	$44,229	$(1,031,012)	$54,912

Net increase (decrease) in net assets from operations	$56,174	$(553,376)	$82,749

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

19	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Statements of Changes in Net Assets

	Period Ended July 31, 2015 (Unaudited)	Six Months Ended July 31, 2015 (Unaudited)	Period Ended July 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund(1)	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund(1)
From operations —
Net investment income	$11,945	$477,636	$27,837
Net realized gain from investment transactions	—	156,197	—
Net change in unrealized appreciation (depreciation) from investments	44,229	(1,187,209)	54,912
Net increase (decrease) in net assets from operations	$56,174	$(553,376)	$82,749
Distributions to shareholders —
From net investment income
Class A	$(19)	$(95,790)	$(50)
Class C	—	(19,127)	(31)
Class I	(11,915)	(359,729)	(27,756)
Total distributions to shareholders	$(11,934)	$(474,646)	$(27,837)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,499	$6,204,267	$10,000
Class C	10,000	1,962,138	10,000
Class I	6,316,977	35,347,656	4,980,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	19	94,231	50
Class C	—	18,701	31
Class I	11,915	154,996	27,756
Cost of shares redeemed
Class A	—	(1,774,340)	—
Class C	—	(98,892)	—
Class I	—	(2,066,914)	—
Net increase in net assets from Fund share transactions	$6,351,410	$39,841,843	$5,027,837

Net increase in net assets	$6,395,650	$38,813,821	$5,082,749

Net Assets
At beginning of period	$—	$25,642,331	$—
At end of period	$6,395,650	$64,456,152	$5,082,749

Accumulated undistributed net investment income included in net assets
At end of period	$11	$2,397	$—

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

20	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Statements of Changes in Net Assets — continued

Year Ended January 31, 2015
Increase (Decrease) in Net Assets	5-to-15 Year Laddered Fund
From operations —
Net investment income	$549,617
Net realized gain from investment transactions	836,837
Net change in unrealized appreciation (depreciation) from investments	1,471,461
Net increase in net assets from operations	$2,857,915
Distributions to shareholders —
From net investment income
Class A	$(145,068)
Class C	(41,375)
Class I	(360,203)
Total distributions to shareholders	$(546,646)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,862,117
Class C	950,779
Class I	6,298,684
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	144,064
Class C	40,677
Class I	191,016
Cost of shares redeemed
Class A	(3,098,044)
Class C	(984,832)
Class I	(2,257,765)
Net increase in net assets from Fund share transactions	$6,146,696

Net increase in net assets	$8,457,965

Net Assets
At beginning of year	$17,184,366
At end of year	$25,642,331

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(593)

21	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights

	1-to-10 Year Laddered Fund — Class A
	Period Ended July 31, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.018
Net realized and unrealized gain	0.090

Total income from operations	$0.108

Less Distributions
From net investment income	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$10.090

Total Return(2)	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)
Net investment income	0.75	%(5)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.78% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C
	Period Ended July 31, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss	$(0.000	)(2)
Net realized and unrealized gain	0.090

Total income from operations	$0.090

Net asset value — End of period	$10.090

Total Return(3)	0.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)
Net investment loss	(0.02	)%(6)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.78% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(6)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I
	Period Ended July 31, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.024
Net realized and unrealized gain	0.090

Total income from operations	$0.114

Less Distributions
From net investment income	$(0.024)

Total distributions	$(0.024)

Net asset value — End of period	$10.090

Total Return(2)	1.14	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,373
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(5)
Net investment income	0.99	%(5)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.77% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(5)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	5-to-15 Year Laddered Fund — Class A
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.080		$10.800		$11.560		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.120		$0.293		$0.235		$0.182		$0.249		$0.268
Net realized and unrealized gain (loss)	(0.361)		1.280		(0.407)		0.582		1.929		0.056	(1)

Total income (loss) from operations	$(0.241)		$1.573		$(0.172)		$0.764		$2.178		$0.324

Less Distributions
From net investment income	$(0.119)		$(0.293)		$(0.235)		$(0.182)		$(0.249)		$(0.267)
From net realized gain	—		—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.119)		$(0.293)		$(0.588)		$(0.914)		$(0.278)		$(0.514)

Net asset value — End of period	$11.720		$12.080		$10.800		$11.560		$11.710		$9.810

Total Return(2)	(2.00	)%(3)	14.75%		(1.25)%		6.55%		22.53%		3.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,194		$7,909		$5,362		$14,340		$16,143		$149
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.74	%(5)(6)	0.92	%(5)	0.96	%(7)	0.96	%(7)	0.95	%(5)	0.95	%(5)
Net investment income	2.03	%(6)	2.59%		1.89%		1.53%		1.57%		2.65%
Portfolio Turnover	49	%(3)	122%		280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.25%, 0.56%, 0.49%, 0.35%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2014 and 2013, respectively.

25	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	5-to-15 Year Laddered Fund — Class C
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.070		$10.790		$11.550		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.076		$0.208		$0.152		$0.093		$0.172		$0.192
Net realized and unrealized gain (loss)	(0.362)		1.280		(0.406)		0.573		1.929		0.056	(1)

Total income (loss) from operations	$(0.286)		$1.488		$(0.254)		$0.666		$2.101		$0.248

Less Distributions
From net investment income	$(0.074)		$(0.208)		$(0.153)		$(0.094)		$(0.172)		$(0.191)
From net realized gain	—		—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.074)		$(0.208)		$(0.506)		$(0.826)		$(0.201)		$(0.438)

Net asset value — End of period	$11.710		$12.070		$10.790		$11.550		$11.710		$9.810

Total Return(2)	(2.37	)%(3)	13.92%		(1.99)%		5.76%		21.54%		2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,202		$2,390		$2,132		$4,764		$547		$141
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.49	%(5)(6)	1.67	%(5)	1.71	%(7)	1.71	%(7)	1.70	%(5)	1.70	%(5)
Net investment income	1.27	%(6)	1.85%		1.22%		0.66%		1.36%		1.88%
Portfolio Turnover	49	%(3)	122%		280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.25%, 0.56%, 0.49%, 0.36%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2014 and 2013, respectively.

26	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	5-to-15 Year Laddered Fund — Class I
	Six Months Ended July 31, 2015 (Unaudited)		Year Ended January 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$12.070		$10.790		$11.550		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.133		$0.322		$0.262		$0.212		$0.274		$0.294
Net realized and unrealized gain (loss)	(0.360)		1.280		(0.407)		0.572		1.929		0.056	(1)

Total income (loss) from operations	$(0.227)		$1.602		$(0.145)		$0.784		$2.203		$0.350

Less Distributions
From net investment income	$(0.133)		$(0.322)		$(0.262)		$(0.212)		$(0.274)		$(0.293)
From net realized gain	—		—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.133)		$(0.322)		$(0.615)		$(0.944)		$(0.303)		$(0.540)

Net asset value — End of period	$11.710		$12.070		$10.790		$11.550		$11.710		$9.810

Total Return(2)	(1.88	)%(3)	15.05%		(1.02)%		6.82%		22.71%		3.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,061		$15,344		$9,690		$10,347		$25,848		$1,958
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.46	%(5)(6)	0.67	%(5)	0.71	%(7)	0.71	%(7)	0.70	%(5)	0.70	%(5)
Net investment income	2.24	%(6)	2.83%		2.41%		1.83%		2.05%		2.86%
Portfolio Turnover	49	%(3)	122%		280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.23%, 0.56%, 0.49%, 0.34%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2015 and the years ended January 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2014 and 2013, respectively.

27	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A
	Period Ended July 31, 2015 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.050
Net realized and unrealized gain	0.110

Total income from operations	$0.160

Less Distributions
From net investment income	$(0.050)

Total distributions	$(0.050)

Net asset value — End of period	$10.110

Total Return(2)	1.60	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)
Net investment income	2.06	%(5)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.77% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(5)	Annualized.

28	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C
	Period Ended July 31, 2015 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.032
Net realized and unrealized gain	0.110

Total income from operations	$0.142

Less Distributions
From net investment income	$(0.032)

Total distributions	$(0.032)

Net asset value — End of period	$10.110

Total Return(2)	1.42	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.40	%(5)
Net investment income	1.31	%(5)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.77% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(5)	Annualized.

29	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I
	Period Ended July 31, 2015 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.056
Net realized and unrealized gain	0.110

Total income from operations	$0.166

Less Distributions
From net investment income	$(0.056)

Total distributions	$(0.056)

Net asset value — End of period	$10.110

Total Return(2)	1.66	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,062
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(5)
Net investment income	2.31	%(5)
Portfolio Turnover	0%

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 2.77% of average daily net assets for the period ended July 31, 2015). Absent this subsidy, total return would be lower.

(5)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, three of which, each diversified, are included in these financial statements. They include Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund), Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly, Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund) (5-to-15 Year Laddered Fund) and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund), (each individually referred to as the Fund, and collectively, the Funds). The 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund commenced operations on May 4, 2015. The Funds’ investment objective is to provide current income exempt from regular federal income tax. Prior to April 15, 2015, the 5-to-15 Year Laddered Fund’s investment objective was to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Funds’ investment in Cash Reserves Fund reflects the Funds’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

31

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2015, the 5-to-15 Year Laddered Fund, for federal income tax purposes, had deferred capital losses of $241,710 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2015, $241,710 are short-term.

32

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$4,993,116	$62,683,603	$5,006,940

Gross unrealized appreciation	$45,147	$1,116,019	$58,686
Gross unrealized depreciation	(907)	(191,152)	(3,774)

Net unrealized appreciation	$44,240	$924,867	$54,912

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund		10-to-20 Year Laddered Fund

Up to $1 billion	0.32%	0.32	%*	0.32%

*	Rate is effective April 15, 2015 pursuant to a fee reduction agreement between the Fund and EVM. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to April 15, 2015, the fee was computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion.

On average daily net assets of $1 billion or more, the rates are reduced. For the period ended July 31, 2015, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$3,867	$87,270	$3,863
Effective Annual Rate	0.32%	0.39%	0.32%

EVM has agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% (0.90%, 1.65% and 0.65% prior to April 15, 2015 for the 5-to-15 Year Laddered Fund) of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2016. Pursuant to these agreements, EVM was allocated $33,583, $52,939 and $33,477, respectively, of the 1-to-10 Year Laddered Fund’s, the 5-to-15 Year Laddered Fund’s and the 10-to-20 Year Laddered Fund’s operating expenses for the period ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the period ended July 31, 2015 were as follows:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$—	$345	$—
EVD’s Class A Sales Charges	$—	$8,011	$—

33

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2015 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$6	$11,841	$6

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the period ended July 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$18	$11,376	$18

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended July 31, 2015 amounted to the following:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$6	$3,792	$6

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended July 31, 2015, the Funds were informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended July 31, 2015 were as follows:

	1-to-10 Year Laddered Fund	5-to-15 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$4,917,117	$63,122,954	$4,962,009
Sales	$—	$21,325,238	$—

34

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Period Ended July 31, 2015 (Unaudited)(1)
	Class A	Class C	Class I

Sales	1,249	1,000	630,505
Issued to shareholders electing to receive payments of distributions in Fund shares	2	—	1,184

Net increase	1,251	1,000	631,689

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

5-to-15 Year Laddered Fund
	Six Months Ended July 31, 2015 (Unaudited)
	Class A	Class C	Class I

Sales	529,615	167,694	2,996,798
Issued to shareholders electing to receive payments of distributions in Fund shares	8,026	1,594	13,214
Redemptions	(151,721)	(8,443)	(176,652)

Net increase	385,920	160,845	2,833,360

	Year Ended January 31, 2015
	Class A	Class C	Class I

Sales	418,466	82,599	553,610
Issued to shareholders electing to receive payments of distributions in Fund shares	12,609	3,566	16,612
Redemptions	(272,858)	(85,809)	(196,981)

Net increase	158,217	356	373,241

10-to-20 Year Laddered Fund
	Period Ended July 31, 2015 (Unaudited)(1)
	Class A	Class C	Class I

Sales	1,000	1,000	498,000
Issued to shareholders electing to receive payments of distributions in Fund shares	5	3	2,759

Net increase	1,005	1,003	500,759

(1)	For the period from the start of business, May 4, 2015, to July 31, 2015.

At July 31, 2015, EVM owned 79.1%, 41.7% and 99.9% of the value of the outstanding shares of the 1-to-10 Year Laddered Fund, the 5-to-15 Year Laddered Fund and the 10-to-20 Year Laddered Fund, respectively.

8  Line of Credit

The 5-to-15 Year Laddered Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of

35

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Notes to Financial Statements (Unaudited) — continued

unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2015.

On September 4, 2015, the 5-to-15 Year Laddered Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%. Also on September 4, 2015, the 1-to-10 Year Laddered Fund and the 10-to-20 Year Laddered Fund were added to the line of credit agreement.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$5,004,203	$—	$5,004,203
Short-Term Investments	—	33,153	—	33,153

Total Investments	$—	$5,037,356	$—	$5,037,356

5-to-15 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,608,470	$—	$63,608,470

Total Investments	$—	$63,608,470	$—	$63,608,470

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$5,013,214	$—	$5,013,214
Short-Term Investments	—	48,638	—	48,638

Total Investments	$—	$5,061,852	$—	$5,061,852

The 5-to-15 Year Laddered Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Name Change

Effective April 15, 2015, the name of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund was changed from Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund.

36

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund and

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Considerations Relating to Approval of Investment Advisory Agreements

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 16, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements of Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund and Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund (each, a “Fund” and together, the “Funds”), with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory agreements, the Board received information from the Adviser and its affiliate, Boston Management and Research (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreements. The Board considered information furnished by Eaton Vance for the March 16, 2015 meeting relating specifically to the Funds, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by each Fund and the anticipated expense ratio of each Fund;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing each Fund, and concerning fees charged by other advisers for managing funds similar to each Fund, as identified by an independent data provider (“comparable funds”);

•	Profitability analyses of Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for each Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each Fund’s investment advisory agreement with the Adviser, including each agreement’s fee structure, are in the

37

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund and

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Considerations Relating to Approval of Investment Advisory Agreements — continued

interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for each Fund. The conclusions reached with respect to each investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreements.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services to be provided to each Fund by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments to be held by each Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each Fund. The Board considered the abilities and experiences of Eaton Vance’s tax-advantaged bond strategies and municipal research groups, which include the investment personnel who will provide services to each Fund, in managing other Eaton Vance Funds that invest primarily in municipal bonds employing tax-advantaged bond strategies. The Board considered that Eaton Vance currently manages municipal laddered portfolios for clients in separately managed accounts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of each investment advisory agreement.

Fund Performance

Because the Funds had not yet commenced operations when the contracts were approved, the Funds had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to each Fund for advisory and related services are reasonable.

Profitability

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with each Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for each Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to each Fund, the profits expected to be realized by the Adviser and its affiliates with respect to each Fund will be reasonable.

38

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund and

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2015

Considerations Relating to Approval of Investment Advisory Agreements — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow each Fund to benefit from economies of scale in the future.

39

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

41

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

42

Eaton Vance

TABS Laddered Municipal Bond Funds

July 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

19417 7.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 15, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015